Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Leasing commitments
(USD millions)	2017

2018	309

2019	224

2020	161

2021	131

2022	123

Thereafter	2 221

Total	3 169

Expense of current year	337

Research and Development and other intangible purchase commitments
(USD millions)	Research & Development commitments	Other intangible asset purchase commitments	Total

2018	780	130	910

2019	671		671

2020	864		864

2021	801		801

2022	353		353

Thereafter	837		837

Total	4 306	130	4 436